Item 1  Schedule of Investments



 T. Rowe Price Institutional Foreign Equity Fund
 Unaudited                                                   July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 AUSTRALIA 1.2%
 Common Stocks 1.2%
 AMP                                                   264,600       1,354

 BHP Billiton                                          80,682        1,197

 Brambles Industries ss.                               149,500       939

 Total Australia (Cost $2,498)                                       3,490

 AUSTRIA 0.2%
 Common Stocks 0.2%
 Telekom Austria                                       37,200        750

 Total Austria (Cost $726)                                           750

 BELGIUM 1.9%
 Common Stocks 1.9%
 Fortis                                                102,307       2,987

 SES Global GDR                                        119,100       1,869

 UCB                                                   16,629        896

 Total Belgium (Cost $4,107)                                         5,752

 BRAZIL 2.2%
 Common Stocks 2.2%
 Companhia Vale do Rio Doce ADR (USD)                  44,800        1,248

 Petroleo Brasileiro (Petrobras) ADR (USD)             82,360        3,765

 Tele Norte Leste ADR (USD)                            95,100        1,490

 Total Brazil (Cost $3,359)                                          6,503

 CANADA 0.9%
 Common Stocks 0.9%
 Research In Motion (USD) *                            17,900        1,265

 Telus (Non-voting shares) (USD)                       42,200        1,473

 Total Canada (Cost $2,275)                                          2,738

 CHINA 0.7%
 Common Stocks 0.7%
 China Telecom (HKD)                                   842,000       324

 China Telecom, 144A (HKD)                             2,296,000     884

 China Unicom (HKD)                                    950,000       848

 Total China (Cost $1,765)                                           2,056

 DENMARK 0.9%
 Common Stocks 0.9%
 Novo Nordisk, Series B                                49,701        2,573

 Total Denmark (Cost $1,393)                                         2,573

 FINLAND 1.0%
 Common Stocks 1.0%
 Nokia OYJ                                             182,065       2,905

 Total Finland (Cost $257)                                           2,905

 FRANCE 9.3%
 Common Stocks 9.3%
 AXA ss.                                               118,336       3,223

 France Telecom                                        99,424        3,062

 Hermes International ss.                              9,197         1,905

 L'Oreal                                               9,396         742

 LVMH ss.                                              47,485        3,938

 Sanofi-Aventis ss.                                    70,457        6,087

 Societe Generale ss.                                  28,559        3,117

 Total                                                 23,543        5,887

 Total France (Cost $10,887)                                         27,961

 GERMANY 2.2%
 Common Stocks 2.2%
 Allianz                                               7,399         938

 Commerzbank                                           131,800       2,937

 Hypo Real Estate Holding                              70,704        2,872

 Total Germany (Cost $5,063)                                         6,747

 GREECE 3.1%
 Common Stocks 3.1%
 Hellenic Telecommunications *                         81,940        1,671

 National Bank of Greece                               91,590        3,352

 OPAP                                                  131,200       4,271

 Total Greece (Cost $7,914)                                          9,294

 HONG KONG 2.1%
 Common Stocks 2.1%

 Cheung Kong Holdings                                  157,000       1,686

 Esprit Holdings                                       152,000       1,129

 Johnson Electric                                      1,042,000     994

 Li & Fung                                             520,000       1,088

 Sun Hung Kai Properties                               129,000       1,329

 Total Hong Kong (Cost $4,255)                                       6,226

 INDIA 0.9%
 Common Stocks 0.9%
 I-Flex Solutions                                      79,500        1,545

 Reliance Industries                                   63,117        1,015

 Total India (Cost $1,950)                                           2,560

 IRELAND 1.3%
 Common Stocks 1.3%
 Anglo Irish Bank                                      212,600       2,862

 CRH                                                   35,600        1,016

 Total Ireland (Cost $3,623)                                         3,878

 ITALY 6.7%
 Common Stocks 6.7%
 Alleanza Assicurazioni ss.                            127,290       1,463

 Assicurazioni Generali ss.                            105,516       3,448

 Banca Intesa S.p.A.                                   543,900       2,492

 Enel                                                  312,700       2,676

 Eni S.p.A. ss.                                        105,295       2,987

 Mediobanca ss.                                        97,200        1,854

 UniCredito ss.                                        970,470       5,132

 Total Italy (Cost $17,225)                                          20,052

 JAPAN 21.1%
 Common Stocks 21.1%
 AIFUL                                                 19,600        1,415

 Astellas Pharmaceutical                               74,700        2,429

 Benesse                                               24,500        813

 Canon                                                 24,700        1,216

 Credit Saison                                         33,200        1,104

 Dai Nippon Printing                                   103,000       1,614

 Daikin Industries                                     36,900        895

 Fanuc ss.                                             25,600        1,814

 HOYA ss.                                              10,800        1,333

 INPEX                                                 172           1,102

 JSR                                                   54,500        1,080

 KDDI                                                  521           2,515

 Keyence                                               5,800         1,393

 Kyocera                                               14,200        997

 Leopalace21                                           65,200        1,065

 Marui                                                 89,500        1,311

 Matsushita Electric Industries                        103,000       1,674

 Mitsubishi                                            236,300       3,379

 Mitsubishi Estate                                     82,000        909

 Mitsubishi Tokyo Financial ss.                        306           2,572

 Mitsui Fudosan ss.                                    211,000       2,394

 Mitsui Trust Holdings                                 119,000       1,199

 Nidec                                                 12,000        1,299

 Nissan                                                143,700       1,494

 Nitto Denko                                           25,600        1,403

 Nomura Securities                                     120,200       1,425

 ORIX                                                  10,800        1,598

 Resona Holdings *ss.                                  872,000       1,530

 Secom                                                 59,000        2,622

 Sega Sammy Holdings                                   18,200        1,126

 Shin-Etsu Chemical                                    40,400        1,532

 SMC                                                   6,600         750

 Sony                                                  30,700        1,004

 Sumitomo Mitsui Financial                             558           3,682

 Suzuki Motor                                          63,900        1,014

 T&D Holdings                                          19,850        936

 Takeda Chemical Industries                            23,800        1,219

 Toray Industries ss.                                  257,000       1,204

 Toyota Motor                                          75,900        2,880

 Trend Micro                                           34,000        1,220

 USS ss.                                               13,700        915

 Total Japan (Cost $51,475)                                          63,076

 MEXICO 2.8%
 Common Stocks 2.8%
 America Movil ADR, Series L (USD)                     130,800       2,912

 Grupo Financiero Banorte ss.                          113,300       952

 Grupo Modelo, Series C                                284,000       936

 Grupo Televisa ADR (USD)                              20,800        1,372

 Wal-Mart de Mexico, Series V                          531,373       2,377

 Total Mexico (Cost $4,044)                                          8,549

 NETHERLANDS 1.0%
 Common Stocks 1.0%
 Koninklijke Numico *                                  69,137        2,913

 Total Netherlands (Cost $1,366)                                     2,913

 NORWAY 0.9%
 Common Stocks 0.9%
 Norsk Hydro                                           14,095        1,336

 Statoil ASA                                           67,300        1,454

 Total Norway (Cost $2,399)                                          2,790

 RUSSIA 0.1%
 Common Stocks 0.1%
 NovaTek GDR, 144A (USD) *                             9,700         201

 Total Russia (Cost $162)                                            201

 SINGAPORE 0.6%
 Common Stocks 0.6%
 DBS Group                                             76,000        720

 Venture                                               106,000       1,018

 Total Singapore (Cost $1,711)                                       1,738

 SOUTH AFRICA 0.8%
 Common Stocks 0.8%
 Naspers (N shares)                                    116,600       1,704

 Standard Bank Group                                   63,400        681

 Total South Africa (Cost $2,110)                                    2,385

 SOUTH KOREA 1.6%
 Common Stocks 1.6%
 Hyundai GDR, 144A (USD)                               30,900        1,050

 Hyundai Motor                                         5,400         375

 Kookmin Bank                                          19,650        1,041

 Samsung Electronics                                   4,373         2,404

 Total South Korea (Cost $1,912)                                     4,870

 SPAIN 5.6%
 Common Stocks 5.6%
 Banco Bilbao Vizcaya Argenta                          304,983       5,132

 Cia Distrib Integral Logista                          54,100        2,828

 Cintra Concesiones                                    135,100       1,624

 Enagas                                                117,900       2,062

 Indra Sistemas                                        63,500        1,262

 Sacyr Vallehermoso *ss.                               2,600         60

 Telefonica                                            62,275        1,047

 Telefonica ADR (USD)                                  18,735        945

 Vallehermoso                                          83,200        1,925

 Total Spain (Cost $13,991)                                          16,885

 SWEDEN 1.0%
 Common Stocks 1.0%
 Securitas, Series B ss.                               181,735       3,070

 Total Sweden (Cost $2,485)                                          3,070

 SWITZERLAND 6.2%
 Common Stocks 6.2%
 Cie Financ Richemont, Equity Units, Class A           61,900        2,179

 Credit Suisse Group                                   86,720        3,626

 Nestle                                                18,594        5,101

 Roche Holding                                         13,750        1,869

 UBS                                                   70,131        5,759

 Total Switzerland (Cost $8,500)                                     18,534

 TAIWAN 0.8%
 Common Stocks 0.8%
 Acer *                                                566,000       1,077

 Far Eastone Telecom GDR (USD)                         64,700        1,194

 Total Taiwan (Cost $2,198)                                          2,271

 THAILAND 0.7%
 Common Stocks 0.7%
 Bangkok Bank NVDR, GDR                                432,200       1,032

 Kasikornbank NVDR, GDR                                860,100       1,197

 Total Thailand (Cost $2,211)                                        2,229

 TURKEY 0.9%
 Common Stocks 0.9%
 Turkiye Garanti Bankasi                               380,800       1,045

 Turkiye Is Bankasi                                    279,480       1,582

 Total Turkey (Cost $1,768)                                          2,627

 UNITED KINGDOM 19.0%
 Common Stocks 19.0%
 AstraZeneca                                           67,943        3,077

 Barclays                                              282,558       2,762

 BP                                                    365,224       4,025

 British Sky Broadcasting                              339,017       3,180

 Capita Group                                          396,700       2,520

 Carnival                                              25,321        1,361

 GlaxoSmithKline                                       301,203       7,094

 GUS                                                   174,600       2,774

 iSOFT Group                                           183,800       1,377

 Kingfisher                                            542,403       2,450

 Reed Elsevier                                         331,478       3,061

 Royal Bank of Scotland                                157,254       4,677

 Royal Dutch Shell, Series B *                         126,198       4,009

 Signet Group                                          767,600       1,576

 Unilever                                              180,366       1,743

 Vodafone                                              2,440,607     6,277

 William Hill                                          227,100       2,299

 WPP Group                                             237,560       2,515

 Total United Kingdom (Cost $45,157)                                 56,777

 UNITED STATES 0.6%
 Common Stocks 0.6%
 Carnival                                              36,400        1,907

 Total United States (Cost $1,826)                                   1,907

 SHORT-TERM INVESTMENTS 5.0%
 Money Market Funds 5.0%
 T. Rowe Price Reserve Investment Fund 3.39% #+        14,960,898    14,961

 Total Short-Term Investments (Cost $14,961)                         14,961

 SECURITIES LENDING COLLATERAL 10.2%
 Money Market Pooled Account 10.2%

 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London 3.355% #                 30,688,139    30,688

 Total Securities Lending Collateral (Cost $30,688)                  30,688

 Total Investments in Securities
 113.5% of Net Assets (Cost $256,261)                  $             339,956


 (1)         Denominated in currency of country of incorporation unless otherwise noted
 #           Seven-day yield
 *           Non-income producing
 ss.         All or a portion of this security is on loan
             at July 31, 2005 - See Note 2
 +           Affiliated company - See Note 4
 144A        Security was purchased pursuant to Rule 144A
             under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional
             buyers - - total value of such securities at period-end amounts to $2,135 and represents 0.7% of net assets
 ADR         American Depository Receipts
 GDR         Global Depository Receipts
 HKD         Hong Kong dollar
 NVDR        Non Voting Depository Receipt
 USD         U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price Institutional Foreign Equity Fund
Unaudited July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2005, the value of loaned securities was $29,084,000; aggregate collateral consisted of $30,688,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $256,261,000. Net unrealized gain aggregated $83,703,000 at period-end, of which $85,619,000 related to appreciated investments and $1,916,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $215,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $14,961,000 and $12,633,000, respectively.



 T. Rowe Price Institutional Emerging Markets Equity Fund
 Unaudited                                                  July 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 ARGENTINA 1.2%
 Common Stocks 1.2%
 Tenaris ADR (USD)                                     14,300        1,342

 Total Argentina (Cost $755)                                         1,342

 BRAZIL 10.5%
 Common Stocks 8.6%
 Banco do Brasil *                                     24,500        321

 Cia Energetica Minas Gerais (Cemig)                   16,044,000    520

 Companhia Siderurgica Nacional                        16,600        311

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 preference 'A' share) (USD)       25,700        716

 Companhia Vale do Rio Doce ADR
 (1 ADR represents 1 common share) (USD)               39,540        1,287

 Energias Do Brasil *                                  30,900        283

 Gol-Linhas Aereas Inteligentes ADR (USD)              8,600         255

 Natura Cosmeticos                                     18,300        613

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preference share) (USD)           62,600        2,862

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD)               28,600        1,504

 Tele Norte Leste ADR (USD)                            13,200        207

 Tele Norte Leste GDR *                                233           5

 Tele Norte Leste Participaco                          33,399        711

                                                                     9,595

 Preferred Stocks 1.9%
 Banco Itau Holdings Financiera                        8,731         1,649

 Caemi Mineracao e Metalurgica                         297,100       320

 Perdigao                                              3,500         82

                                                                     2,051

 Total Brazil (Cost $8,871)                                          11,646

 CHINA 4.1%
 Common Stocks 4.1%
 China Insurance International (HKD) *                 916,000       314

 China Netcom (HKD)                                    264,000       403

 China Shenhua Energy (HKD) *                          433,500       460

 China Telecom (HKD)                                   1,040,000     400

 China Unicom (HKD)                                    454,000       406

 Gome Electrical Appliances (HKD)                      272,000       168

 Luen Thai Holdings (HKD)                              550,000       169

 PetroChina (HKD)                                      1,338,000     1,194

 Shanghai Forte Land Company (HKD)                     706,000       203

 Silver Grant (HKD)                                    506,000       159

 tom.com (HKD) *                                       1,416,000     272

 ZTE (HKD)                                             137,600       393

 Total China (Cost $4,530)                                           4,541

 COLOMBIA 0.1%
 Common Stocks 0.1%
 Bancolombia SA ADR (USD)                              8,200         158

 Total Colombia (Cost $148)                                          158

 CZECH REPUBLIC 0.4%
 Common Stocks 0.4%
 Komercni Banka                                        3,656         487

 Total Czech Republic (Cost $442)                                    487

 EGYPT 4.9%
 Common Stocks 4.9%
 Commercial International Bank                         132,535       1,102

 Egyptian Company for Mobile Services                  31,987        959

 Orascom Construction Industries                       52,300        1,553

 Orascom Telecom                                       11,770        1,172

 Orascom Telecom Holding GDR (USD)                     500           24

 Vodafone Egypt                                        39,200        611

 Total Egypt (Cost $3,696)                                           5,421

 EUROPE/FAR EAST 1.8%
 Common Stocks 1.8%
 iShares MSCI Emerging Markets Index Fund (USD)        25,500        1,966

 Total Europe/Far East (Cost $1,715)                                 1,966

 HONG KONG 0.2%
 Common Stocks 0.2%
 Kingboard Chemical Holdings                           94,000        266

 Total Hong Kong (Cost $220)                                         266

 HUNGARY 1.0%
 Common Stocks 1.0%
 OTP Bank                                              28,800        1,081

 Total Hungary (Cost $914)                                           1,081

 INDIA 7.4%
 Common Stocks 7.4%
 Arvind Mills *                                        183,236       537

 Ballarpur Industries                                  49,600        129

 Ballarpur Industries, 144A                            26,518        69

 Ballarpur Industries (Regulation S shares)            3,403         9

 Bharti Televentures *                                 121,000       809

 I-Flex Solutions                                      32,600        634

 Infosys Technologies                                  19,182        1,000

 ITC                                                   18,040        697

 National Thermal Power                                423,900       915

 Petronet LNG *                                        578,300       655

 Power Trading *                                       180,500       197

 Reliance Industries                                   54,276        873

 Videsh Sanchar Nigam                                  163,800       1,548

 Videsh Sanchar Nigam ADR (USD)                        9,400         184

 Total India (Cost $6,411)                                           8,256

 INDONESIA 0.8%
 Common Stocks 0.8%
 Indosat                                               947,300       560

 Telekomunikasi                                        665,500       380

 Total Indonesia (Cost $769)                                         940

 ISRAEL 1.1%
 Common Stocks 1.1%
 Bank Hapoalim                                         134,100       450

 Bank Leumi                                            162,700       458

 Makhteshim-Agan Industries                            63,200        360

 Total Israel (Cost $1,013)                                          1,268

 MALAYSIA 3.7%
 Common Stocks 3.7%
 Astro All Asia (Ordinary shares) *                    595,000       912

 CIMB Berhad                                           393,100       660

 CIMB Berhad, Rights, 7/27/05 *                        41,922        20

 Hong Leong Bank                                       269,200       398

 IJM Berhad                                            233,100       311

 IJM Berhad, Rights, 7/7/05 *                          42,560        6

 Malayan Banking Berhad                                277,400       843

 Malaysia International Shipping                       104,700       516

 MK Land Holdings                                      246,300       68

 Tenaga Nasional                                       137,000       405

 Total Malaysia (Cost $3,917)                                        4,139

 MEXICO 8.3%
 Common Stocks 8.3%
 America Movil ADR, Series L (USD)                     144,500       3,217

 Grupo Aeroportuario del Sureste ADR (USD)             11,500        395

 Grupo Financiero Banorte                              146,800       1,233

 Grupo Modelo, Series C                                127,000       419

 Grupo Televisa ADR (USD)                              15,424        1,017

 Organizacion Soriana, Series B *                      140,400       564

 Urbi Desarrollos Urbanos *                            120,600       752

 Wal-Mart de Mexico, Series V                          377,512       1,688

 Total Mexico (Cost $6,729)                                          9,285

 RUSSIA 3.8%
 Common Stocks 3.8%
 Lukoil (USD)                                          9,110         374

 Lukoil ADR (USD)                                      24,220        1,001

 Mobile Telesystems ADR (USD)                          15,400        546

 NovaTek GDR 144A (USD) *                              5,400         112

 NovaTek OAO (USD)                                     251           515

 Pyaterochka Holding GDR (USD)                         6,500         105

 Pyaterochka Holding GDR (Regulation S shares) (USD) * 54,900        881

 RBC Information Systems (USD) *                       31,200        156

 Sberbank RF (USD)                                     690           520

 Total Russia (Cost $3,202)                                          4,210

 SOUTH AFRICA 11.1%
 Common Stocks 11.1%
 Absa Group                                            67,660        944

 African Bank Investments                              209,200       637

 Edgars Consolidated Store                             186,500       906

 FirstRand                                             311,711       753

 Investec                                              14,700        468

 JD Group                                              68,510        769

 Massmart Holdings                                     65,100        488

 MTN Group                                             195,000       1,381

 Naspers (N shares)                                    167,500       2,448

 Pick 'N Pay Stores                                    73,700        298

 SABMiller                                             38,200        668

 Sanlam                                                234,200       441

 Standard Bank Group                                   79,396        853

 Sun International                                     54,300        611

 Truworths International                               241,400       690

 Total South Africa (Cost $10,100)                                   12,355

 SOUTH KOREA 18.1%
 Common Stocks 15.7%
 Amorepacific                                          3,345         917

 Cheil Communications                                  2,430         474

 Daelim Industrial                                     6,370         391

 Daewoo Shipbuilding & Marine Engineering              11,920        225

 Hynix Semiconductor *                                 31,910        739

 Hyundai Department Store                              3,950         209

 Hyundai GDR 144A (USD)                                8,600         292

 Hyundai Heavy Industries                              6,260         350

 Hyundai Motor                                         1,760         122

 KKC                                                   4,175         762

 Kookmin Bank                                          32,140        1,703

 Kookmin Bank ADR (USD)                                2,300         121

 LG Electronics                                        4,940         319

 LG Philips LCD ADR (USD) *                            17,100        394

 LG Philips LCD Local *                                5,710         265

 Lotte Chilsung Beverage                               706           648

 NCsoft *                                              6,590         490

 S-Oil                                                 8,050         612

 Samsung Electronics                                   9,320         5,123

 Shinhan Financial                                     21,400        648

 Shinsegae                                             3,070         1,090

 SK Corporation                                        8,490         418

 Woori Finance Holdings                                95,050        1,175

                                                                     17,487

 Preferred Stocks 2.4%
 Hyundai Motor                                         31,920        1,410

 Samsung Electronics                                   3,310         1,248

                                                                     2,658

 Total South Korea (Cost $15,904)                                    20,145

 TAIWAN 8.5%
 Common Stocks 8.5%
 Acer *                                                517,000       984

 Advantech                                             286,795       752

 Basso Industry *                                      172,900       404

 Cathay Financial Holdings                             205,000       410

 Chinatrust Financial Holding                          864,733       915

 E.Sun Financial Holding                               941,000       768

 Far Eastern Department Stores *                       266,000       174

 Far Eastern Textile                                   717,505       581

 Formosa Petrochemical *                               162,198       296

 Foxconn Technology *                                  82,000        381

 Hon Hai Precision Industry                            85,000        477

 MediaTek *                                            57,000        598

 Polaris Securities                                    355,000       180

 Quanta Computer *                                     423,226       779

 Taishin Financial Holdings                            532,723       381

 Via Technologies *                                    416,537       325

 Yageo *                                               24,000        9

 Yuanta Core Pacific                                   314,063       229

 Zyxel Communications                                  304,000       760

 Total Taiwan (Cost $8,597)                                          9,403

 THAILAND 2.8%
 Common Stocks 2.8%
 Bangkok Bank NVDR, GDR                                317,200       758

 C.P. 7-Eleven                                         1,197,600     162

 Kasikornbank NVDR, GDR                                573,700       799

 Land & Houses NVDR                                    1,991,300     344

 PTT Exploration & Production                          62,300        634

 Ratchaburi Electricity Generating Holding             363,700       364

 Total Thailand (Cost $3,015)                                        3,061

 TURKEY 6.3%
 Common Stocks 6.3%
 Akbank                                                85,420        471

 Anadolou Efes Biracilik ve Malt Sanayii               15,500        350

 Arcelik                                               61,200        372

 Denizbank *                                           252,449       1,128

 Finansbank *                                          225,700       983

 Hurriyet Gazetecilik ve Matbaacilik                   303,100       796

 Turkcell Iletisim Hizmet                              83,625        460

 Turkcell Iletisim Hizmet ADR (USD)                    5,369         74

 Turkiye Garanti Bankasi                               313,025       860

 Turkiye Is Bankasi                                    266,400       1,508

 Total Turkey (Cost $5,017)                                          7,002

 SHORT-TERM INVESTMENTS 10.6%

 Money Market Funds 10.6%
 T. Rowe Price Reserve Investment Fund, 3.39% #+       11,843,257    11,843

 Total Short-Term Investments (Cost $11,843)                         11,843

 Total Investments in Securities
 106.7% of Net Assets (Cost $97,808)                    $            118,815


 (1)       Denominated in currency of country of incorporation unless otherwise noted
 #         Seven-day yield
 *         Non-income producing
 +         Affiliated company - See Note 4.
 144A      Security was purchased pursuant to Rule 144A under the
           Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $473 and represents 0.4% of net assets
 ADR       American Depository Receipts
 GDR       Global Depository Receipts
 HKD       Hong Kong dollar
 NVDR      Non Voting Depository Receipt
 USD       U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited
July 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2005, the cost of investments for federal income tax purposes was $97,808,000. Net unrealized gain aggregated $20,977,000 at period-end, of which $21,660,000 related to appreciated investments and $683,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended July 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $59,000, and the value of shares of the T. Rowe Price Reserve Funds held at July 31, 2005 and October 31, 2004 was $11,843,000 and $2,093,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     September 16, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     September 16, 2005


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